Preference shares (Schedule of Changes in Preference shares (Mezzanine Equity)) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount
Beginning balance	$ 139,517	$ 129,284	$ 65,627
Gross proceeds from the issuance			57,110
Accretions	9,134	10,233	6,547
Conversion to ordinary shares	(148,651)
Ending balance		139,517	129,284
Series A Preference Shares [Member]
Shares
Beginning balance, shares	27,028,572	27,028,572	27,028,572
Gross proceeds from the issuance, shares
Conversion to ordinary shares	(27,028,572)
Ending balance, shares		27,028,572	27,028,572
Amount
Beginning balance	9,866	9,866	9,866
Accretions
Conversion to ordinary shares	(9,866)
Ending balance		9,866	9,866
Series A-1 Preference Shares [Member]
Shares
Beginning balance, shares	19,047,620	19,047,620	19,047,620
Gross proceeds from the issuance, shares
Conversion to ordinary shares	(19,047,620)
Ending balance, shares		19,047,620	19,047,620
Amount
Beginning balance	12,435	11,473	10,588
Accretions	858	962	885
Conversion to ordinary shares	(13,293)
Ending balance		12,435	11,473
Series B Preference Shares [Member]
Shares
Beginning balance, shares	26,247,412	26,247,412	25,210,084
Gross proceeds from the issuance, shares			1,037,328
Conversion to ordinary shares	(26,247,412)
Ending balance, shares		26,247,412	26,247,412
Amount
Beginning balance	55,509	51,211	45,173
Gross proceeds from the issuance			2,110
Accretions	3,831	4,298	3,928
Conversion to ordinary shares	(59,340)
Ending balance		55,509	51,211
Series B-1 Preference Shares [Member]
Shares
Beginning balance, shares	15,242,995	15,242,995
Gross proceeds from the issuance, shares			15,242,995
Conversion to ordinary shares	(15,242,995)
Ending balance, shares		15,242,995	15,242,995
Amount
Beginning balance	61,707	56,734
Gross proceeds from the issuance			55,000
Accretions	4,445	4,973	1,734
Conversion to ordinary shares	(66,152)
Ending balance		$ 61,707	$ 56,734